Acquisitions - Armored AutoGroup acquisition (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Business Acquisition [Line Items]
Goodwill (Note 11)	$ 2,277.1	$ 2,133.3	$ 2,138.9